Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Restricted other invested assets related to securitization entities, at fair value	$ 376	$ 370
Other liabilities related to securitization entities	210	150
Borrowings related to securitization entities, at fair value	$ 48	$ 51
Class A Common Stock, par value	$ 0.001	$ 0.001
Class A Common Stock, shares authorized	1,500,000,000	1,500,000,000
Class A Common Stock, shares issued	579,000,000	578,000,000
Class A Common Stock, shares outstanding	491,000,000	490,000,000
Treasury stock, shares	88,000,000	88,000,000